BALANCE SHEET COMPONENTS - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cumulative translation adjustment	$ (13,280)	$ (9,462)
Unrecognized gain on long-term pension liability adjustment	3,365	3,102
Net unrealized loss on derivative instruments	(476)	(1,258)
Accumulated other comprehensive loss	$ (10,391)	$ (7,618)